Share-Based compensation	12 Months Ended
Dec. 31, 2024
Share-Based compensation
Share-Based compensation

16.Share-Based compensation

As per December 31, 2024, the Company has four outstanding equity-settled share-based incentive plans, including (i) the 2020 warrants plan (the 2020 plan), (ii) the 2021 warrants plan (the 2021 plan), (iii) the 2022 warrants plan (the 2022 plan)) and (iv) the 2024 warrants plan (the 2024 plan). For the 2016 and 2018 warrants plan, no warrants were outstanding anymore as per December 31, 2024. The Company had an extraordinary shareholders’ meeting on February 21, 2020, where it was decided to achieve a share split in a ratio of 500:1. Per warrant issued before February 21, 2020, 500 common shares will be issuable. For presentation purposes the tables and comments below reflect the number of shares the warrants give right to across all plans.

In accordance with the terms of the various plans, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

The changes of the year for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2024	2023
Outstanding at January 1	1,635,606	1,416,490
Granted	1,297,713	518,116
Forfeited	(474,000)	(165,125)
Exercised	(78,525)	(12,000)
Expired	(122,475)	(121,875)
Outstanding at December 31	2,258,319	1,635,606
Exercisable at December 31	1,453,727	1,034,835

16.1.   Description of the equity-settled share-based incentive plans

2016 Plan

On November 3, 2016, the shareholders’ meeting of the Company approved the issuance of 1,500 warrants, giving each the right to subscribe to one common share of the Company before share split (500 shares after the share split). Under this plan, up to 1,500 warrants can be issued. By consequence, the Company can issue up to 1,500 common shares before share split ( 750,000 shares after the share split) if all warrants are exercised.

The total amount of warrant holders under the 2016 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2016 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2016 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The exercise price of each warrant cannot be less than €2,585.32. Taking into consideration the share split, this would result in an exercise price of €5.17 per share. The key features of the warrants granted under the 2016 Plan are as follows (i) each warrant could be exercised for one share before share split (500 shares after the share split), (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. All 1 500 warrants were granted throughout the years 2016, 2017 and 2018. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

The status of the 2016 warrant plan at December 31 is as follows:

Number of shares (after share split) warrants give right to for Plan 2016	2024	2023
Outstanding at January 1	—	27,500
Granted	—	—
Forfeited	—	—
Exercised	—	(10,000)
Expired	—	(17,500)
Outstanding at December 31	—	—
Exercisable at December 31	—	—

There are no outstanding warrants as per December 31, 2024.

2018 Plan

On December 12, 2018, the shareholders’ meeting of the Company approved the issuance of 525 warrants, giving each the right to subscribe to one common share of the Company before share split (500 shares after the share split). Under this plan, up to 525 warrants can be issued. By consequence, the Company can issue up to 525 common shares before the share split (262,500 shares after the share split) if all warrants are exercised.

The total amount of warrant holders under the 2018 Plan cannot exceed 150 individuals. Unless the Board of Directors determines otherwise, the 2018 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2018 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The exercise price of each warrant cannot be less than €3,259.91. Taking into consideration the share split, this would result in an exercise price of €6.52 per share. The key features of the warrants granted under the 2018 Plan are as follows (i) each warrant could be exercised for one share before share split (500 shares after the share split), (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

In April 2020, 33 warrants were granted under the 2018 Plan with an exercise price of €5,966.59 (exercise price of €11.93 per share after the share split) while the previous warrants of the 2018 Plan have an exercise price of €3,259.91 (exercise price of €6.52 per share after the share split).

The status of the 2018 warrant plan at December 31 is as follows:

Number of shares (after share split) warrants give right to for Plan 2018	2024	2023
Outstanding at January 1	50,000	50,000
Granted	—	—
Forfeited	(50,000)	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	—	50,000
Exercisable at December 31	—	50,000

The remaining warrants as per end December 31, 2023 were forfeited during 2024. There are no outstanding warrants as per December 31, 2024.

2020 Plan

On February 21, 2020, 550,000 warrants were issued, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 550,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2020 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2020 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2020 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2020 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020. The exercise price of each warrant amounts to €11.94.

The status of the 2020 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for Plan 2020	2024	2023
Outstanding at January 1	410,500	450,500
Granted	—	—
Forfeited	(330,500)	—
Exercised	(2,400)	—
Expired	(47,600)	(40,000)
Outstanding at December 31	30,000	410,500
Exercisable at December 31	30,000	410,500

In 2024, 330,500 warrants were forfeited and 47,600 warrants have been expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as per December 31, 2024 equals 30,000 representing 30,000 shares.

2021 Plan

On September 8, 2021, the Board of Directors, within the framework of the authorized capital, issued 1,400,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 1,400,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2021 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2021 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2021 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2021 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period. The exercise price of the 2021 ESOP Warrants granted in 2021 amounts to €25.31.

On September 17, 2021, 319,240 warrants were granted from which 29,500 warrants were not accepted. On October 27, 2021 111,500 warrants were granted which were all accepted.

On February 21, 2022 219,000 warrants were granted from which 5,000 warrants were not accepted. On May 14, 2022 and June 8, 2022 respectively 72,500 and 175,000 warrants were granted which were all accepted. On August 8, 2022, 75,000 warrants were granted which were all accepted.

On March 24, 2023, the Company reduced the exercise price of 75% of the warrants previously granted to warrant holders under the 2021 Warrants Plan to 5.42 EUR to reflect the decrease in the company’s share price. For the remaining 25% of the warrants previously granted under the 2021 Warrants Plan, the exercise price will remain unchanged. All other terms and conditions of the re-priced warrants remain unchanged to the original option agreement.

On March 24, 2023,200,862 warrants were granted which were all accepted. On April 12, 2023 and June 14, 2023 respectively 100,000 and 161,398 warrants were granted which were all accepted.

The status of the 2021 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for Plan 2021	2024	2023
Outstanding at January 1	1,119,250	888,490
Granted	—	462,260
Forfeited	(51,125)	(165,125)
Exercised	(63,625)	(2,000)
Expired	(73,625)	(64,375)
Outstanding at December 31	930,875	1,119,250
Exercisable at December 31	800,819	563,771

In 2024, a total of 63,625 warrants were exercised, 51,125 warrants have been forfeited because the warrants were not vested by employees leaving the company and 73,625 warrants were expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as per December 31, 2024 equals 930,875 representing 930,875 shares.

2022 Plan

On December 28, 2022, the Board of Directors, within the framework of the authorized capital, issued 700,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 700,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2022 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2022 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2022 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2022 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors (or the shareholders’ meeting if warrants are granted to directors) determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period.

On June 14, 2023 and October 20, 2023 respectively 13,602 and 42,254 warrants were granted and all were accepted. The June grant (of 13,602 warrants granted to the directors) vested for 100% at the first anniversary of the grant.

On February 1, 2024, on April 21, 2024 and on August 2, 2024 respectively 300,250; 85,000 and 258,894 warrants were granted and all warrants were accepted.

The status of the 2022 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for Plan 2022	2024	2023
Outstanding at January 1	55,856	—
Granted	644,144	55,856
Forfeited	(42,375)	—
Exercised	(12,500)	—
Expired	(1,250)	—
Outstanding at December 31	643,875	55,856
Exercisable at December 31	376,186	10,564

In 2024, a total of 12,500 warrants were exercised, 42,375 warrants have been forfeited because the warrants were not vested by employees leaving the company and 1,250 warrants were expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as per December 31, 2024 equals 643,875 representing 643,875 shares.

2024 Plan

On July 31, 2024, the Board of Directors, within the framework of the authorized capital, issued 1,000,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 1,000,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2024 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2024 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2024 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2024 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date,, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors (or the shareholders’ meeting if warrants are granted to directors) determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period.

On August 2, 2024, September 18, 2024 and November 25, 2024 respectively 221,606; 105,000 and 326,963 warrants were granted and all were accepted.

The status of the 2024 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for Plan 2024	2024	2023
Outstanding at January 1	—	—
Granted	653,569	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	653,569	—
Exercisable at December 31	246,722	—

16.2.   Accounting for Equity-settled Share-Based Payment

The fair value of the plan is expensed over the vesting period. As a result of the exercise price reduction on March 24, 2023 of the warrants previously granted to warrant holders under the 2021 Warrants Plan, the Company determined the fair value of the warrants at the date of the modification (March 24, 2023). The incremental fair value of the re-priced warrants is recognised as an expense over the period from the modification date to the end of the vesting period. For the warrants already vested at the date of modification, the incremental fair value is fully recognised as an expense at date of modification.

The share-based compensation expense for all vested warrants recognized in the income statement was €4.0 million for the year ended December 31, 2024. For the year ended December 31, 2023 and the year ended December 31, 2022 the share-based compensation expense amounted respectively to €2.6 million and €2.7 million. The table below details the number of exercisable (vested) warrants and their weighted average exercised price. For presentation purposes the table reflect the number of shares the warrants give right to across all plans.

Total	2024	2023	2022
Exercisable Warrants at December 31	1,453,726	984,935	718,400
Shares representing the Exercisable Warrants at December 31	1,453,726	1,034,835	795,745
Weighted average exercise price per share	8.18	10.70	15.09
Weighted average share price at the date of exercise	9.24	7.25	15.03

16.3.   Fair value

The fair value of each option or subscription right is estimated on the date of grant using the Black & Scholes model based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividend have been paid since inception;
●	Expected volatility is estimated based on a sample of similar companies based on the healthcare products sector of the Damodaran dataset;
●	Risk-free interest rate is based on the yield of EUR bonds with an equivalent term to liquidation event;
●	The expected life of the share options is based on current expectations and is not necessarily indicative of exercise patterns that may occur.

Fair value of the shares is estimated based on the market approach using publicly traded companies and acquisitions of private held companies within the same industry as Nyxoah. (Prior to the initial public offering)

The following table provides the input to the Black-Scholes model for warrants granted in 2018, 2020, 2021, 2022, 2023 and 2024 related to the 2016 warrant plan, the 2018 warrant plan, the 2020 warrant plan, the 2021 warrant plan, the 2022 warrant plan and the 2024 warrant plan. The table and notes uses as a basis, the number of shares the warrants give right to across all plans.

					Plan 2021
	Plan 2016	Plan 2018	Plan 2018	Plan 2020	(grant Sept 17
	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	2021)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	51.30%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.36)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	25.31
Stock price	1.09	10.24	10.20	10.20	25.75
Fair value	0.10	5.30	3.31	3.31	9.22

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21	(grant May 14
	2021)	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.50%	49.80%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.18)%	0.37%	0.37%	0.50%	1.06%
Expected life	3	3	3	4	3
Exercise price	25.31	17.76	25.31	17.76	13.82
Stock price	20.50	17.50	17.50	17.50	13.82
Fair value	5.94	6.05	4.15	6.90	4.94

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant June 8	(grant Aug 8	(grant Aug 8	(grant March 24	(grant April 12
	2022)	2022)	2022)	2023)	2023)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	52.60%	53.71%	53.97%	52.00%	52.00%
Risk-free interest rate	1.60%	1.39%	1.45%	3.20%	3.24%
Expected life	3	3	4	3	3
Exercise price	12.95	9.66	9.66	5.42	6.36
Stock price	13.34	9.75	9.75	6.70	7.08
Fair value	5.21	3.79	4.32	3.09	3.04

	Plan 2021	Plan 2022	Plan 2022	Plan 2022	Plan 2022
	(grant June 14	(grant June 14	(grant Oct 20	(grant Feb 01	(grant Apr 21
	2023)	2023)	2023)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.28%	51.28%	50.00%	62.20%	65.50%
Risk-free interest rate	3.36%	3.36%	3.55%	2.63%	3.08%
Expected life	3	3	3	3	3
Exercise price	7.19	7.19	5.92	5.24	9.04
Stock price	7.10	7.10	5.60	9.96	9.20
Fair value	2.75	2.75	2.07	6.26	4.40

	Plan 2022	Plan 2024	Plan 2024	Plan 2024	Plan 2024
	(grant Aug 2	(grant Aug 2	(grant Sep 18	(grant Nov 25	(grant Nov 25
	2024)	2024)	2024)	2024)	2024)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.00%	66.00%	65.20%	63.70%	63.70%
Risk-free interest rate	2.55%	2.55%	2.38%	2.24%	2.24%
Expected life	3	3	3	3	3
Exercise price	7.88	7.88	7.20	7.69	8.04
Stock price	7.56	7.56	7.54	8.10	8.10
Fair value	3.47	3.47	3.60	3.80	3.70

As a result of the exercise price reduction on March 24, 2023 of the warrants previously granted to warrant holders under the 2021 Warrants Plan, the Company determined the fair value of the warrants at the date of the modification (March 24, 2023). The fair value of the modified warrants was determined using the same models and principles as described above, with the following model inputs:

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.48	2.52	2.67	2.49
Incremental Fair value	2.38	2.40	2.23	2.38

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental Fair value	2.23	1.92	1.28	1.19

The weighted average fair value of warrants granted during the year was €6.09 in 2024 and €2.85 in 2023. The weighted average remaining contractual life for the share options outstanding as at December 31 was 3.6 in 2024 and 2.9 in 2023.